Nationwide Life Insurance Company

• Nationwide Variable Account-II

• Nationwide Variable Account-4

• Nationwide Variable Account-7

• Nationwide Variable Account-9

• Nationwide Variable Account-13

• Nationwide Variable Account-14

 Nationwide Life and Annuity Insurance Company

 • Nationwide VA Separate Account-B

Prospectus supplement dated December 15, 2011 to

Elite Pro LTD and Elite Pro Classic prospectus dated May 1, 2003;

BOA Exclusive Annuity prospectus dated May 1, 2004;

NEBA Annuity and BOA TruAccord Annuity prospectus dated May 1, 2008;

Schwab Custom Solutions Annuity prospectus dated May 1, 2010;

BOA IV, BOA America's Vision Annuity, BOA America's Future Annuity II, Nationwide Destination All American Gold,

Compass All American Gold, Key All American Gold, M&T All American Gold, Wells Fargo Gold, BOA Achiever,

America's Horizon Annuity, BOA Future Venue, Nationwide Heritage Annuity, Nationwide Destination C, BOA Elite Venue,

BOA Choice Venue Annuity II, Nationwide Destination L, Schwab Income Choice Annuity, Nationwide Income Architect Annuity, Nationwide Destination B, Nationwide Destination EV, Nationwide Destination Navigator,

Nationwide Destination Navigator New York, America's marketFLEX Annuity, America's marketFLEX II Annuity,

America's marketFLEX Advisor Annuity, BOA All American Annuity, M&T All American Annuity, Compass All American,

BOA Future Annuity, BB&T Future Annuity, BOA Exclusive II, BOA V, BOA Choice Venue Annuity, BOA Choice Annuity,

Paine Webber Choice Annuity, America's Income Annuity, and BOA Advisor Annuity prospectus dated May 1, 2011

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Effective on or about January 9, 2012, AllianceBernstein L.P. will no longer be a sub-adviser for the Nationwide Variable Insurance Trust – NVIT Multi-Manager International Value Fund and will be replaced by Dimensional Fund Advisors LP.  JPMorgan Investment Management Inc. will continue to be a sub-adviser to the Fund.